Trade and other payables (Details) ₨ in Thousands, $ in Thousands	Mar. 31, 2018 INR (₨)	Mar. 31, 2018 USD ($)	Mar. 31, 2017 INR (₨)
Disclosure Of Trade And Other Payables [Line Items]
Trade payables	₨ 2,865,626		₨ 2,740,550
Advance from customers	285,611		375,810
Accrued expenses	3,644,004		2,707,123
Other payables	565,850		544,124
Trade and other current payables	7,361,091	$ 113,178	6,367,607
Financial liabilities, category [member]
Disclosure Of Trade And Other Payables [Line Items]
Trade and other current payables	₨ 6,780,747		₨ 5,684,900